CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jan. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022		Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Issuance of perpetual subordinated notes		$ 0	$ 0	$ 0	$ 293	[1]
Total partnership capital		28,623	26,039	28,623	26,039		$ 28,312	$ 25,554	$ 26,975	$ 26,391
Non-controlling interest - in operating subsidiaries		(18,640)		(18,640)				(15,320)
Deficit		3,746		3,746				3,422
Accumulated other comprehensive income		(880)		(880)				(817)
Ownership changes		(560)		(560)				(558)
Invested Capital		12,289	12,276	12,289	12,276		$ 12,287	$ 12,281	$ 12,272	$ 12,195
Issuance of perpetual subordinated notes		$ 0	$ 0	$ 0	$ 293	[1]
Subordinated Notes, First Tranche
Disclosure of objectives, policies and processes for managing capital [line items]
Issuance of perpetual subordinated notes	$ 220
Issuance of perpetual subordinated notes	220
Subordinated Notes, Second Tranche
Disclosure of objectives, policies and processes for managing capital [line items]
Issuance of perpetual subordinated notes	293
Issuance of perpetual subordinated notes	$ 293
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital				12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital				15.00%

[1]	Refer to Note 15, Partnership Capital.